INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about intangible assets [abstract]
INTANGIBLE ASSETS, NET	INTANGIBLE ASSETS, NET

	Year ended December 31, 2023
	Information system projects	Mining assets	Exploration and evaluation costs	Customer relationships and other contractual rights	Trademarks	Goodwill	Total
Values at the beginning of the year
Cost	460,434	358,767	29,360	297,427	73,935	662,307	1,882,230
Accumulated depreciation	(348,260)	(227,098)	—	(288,528)	(73,935)	—	(937,821)

Net book value as of January 1, 2023	112,174	131,669	29,360	8,899	—	662,307	944,409

Opening net book value	112,174	131,669	29,360	8,899	—	662,307	944,409
Translation differences	(227)	—	—	—	—	—	(227)
Acquisition of business (note 3)	34,451	—	—	—	—	—	34,451
Additions	67,754	32,407	40,333	726	—	—	141,220
Disposals / Consumptions	(113)	—	—	(19)	—	—	(132)
Impairment charge (note 4 (e)(2))	—	(42,316)	—	—	—	—	(42,316)
Transfers	3,181	55,016	(55,054)	—	—	—	3,143
Depreciation charge	(35,722)	(48,434)	—	(344)	—	—	(84,500)

Closing net book value	181,498	128,342	14,639	9,262	—	662,307	996,048

Values at the end of the year
Cost	563,120	403,875	14,639	298,134	73,935	662,307	2,016,010
Accumulated depreciation	(381,622)	(275,533)	—	(288,872)	(73,935)	—	(1,019,962)

Net book value as of December 31, 2023	181,498	128,342	14,639	9,262	—	662,307	996,048

	Year ended December 31, 2022
	Information system projects	Mining assets	Exploration and evaluation costs	Customer relationships and other contractual rights	Trademarks	Goodwill	Total
Values at the beginning of the year
Cost	402,387	326,269	11,231	295,597	73,935	662,307	1,771,726
Accumulated depreciation	(322,595)	(184,766)	—	(288,174)	(73,935)	—	(869,470)

Net book value as of January 1, 2022	79,792	141,503	11,231	7,423	—	662,307	902,256

Opening net book value	79,792	141,503	11,231	7,423	—	662,307	902,256
Additions	57,689	—	50,627	1,831	—	—	110,147
Transfers	2,348	32,498	(32,498)	—	—	—	2,348
Depreciation charge	(27,655)	(42,332)	—	(355)	—	—	(70,342)

Closing net book value	112,174	131,669	29,360	8,899	—	662,307	944,409

Values at the end of the year
Cost	460,434	358,767	29,360	297,427	73,935	662,307	1,882,230
Accumulated depreciation	(348,260)	(227,098)	—	(288,528)	(73,935)	—	(937,821)

Net book value as of December 31, 2022	112,174	131,669	29,360	8,899	—	662,307	944,409
The Company has not registered any impairment charges in connection with Goodwill (see notes 4 (f) and (bb) (1) and (4)).